Intangibles, Net (Details Textual) ¥ in Thousands	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2017 CNY (¥)
Intangibles, Net (Textual)
Total land use rights under capital leases	$ 2,065,369
Lease expiration period		50 years
Amortization expenses	$ 54,678	$ 103,417	$ 55,186
Yulong Bricks and Yulong Concrete [Member]
Intangibles, Net (Textual)
Lease expenses expire	Dec. 31, 2058
Yulong Renewable [Member]
Intangibles, Net (Textual)
Lease expenses expire	Mar. 31, 2065
Land use rights [Member]
Intangibles, Net (Textual)
Total land use rights under capital leases	$ 4,481,698			¥ 30,388,600
Associated costs	$ 263,861			¥ 1,789,135